CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31, 2018	December 31, 2017
	$ thousands

Cash	1,517	1,436
Cash equivalents	6,000	18

	7,517	1,454